GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning gross balance	$ 344,000	$ 0
Acquisitions	8,216,336	344,000
Ending gross balance	$ 8,560,336	$ 344,000